Note 22 - Segment information (Detail) - The following table summarizes the Group’s long-lived assets by geographic region: (USD $)	Dec. 31, 2012	Dec. 31, 2011
PRC [Member]
Long-lived assets, by geographic region	$ 14,684,605	$ 23,078,946
Indonesia [Member]
Long-lived assets, by geographic region	24,307,843	24,028,344
Singapore [Member]
Long-lived assets, by geographic region	12,838,262	15,780,315
Malaysia [Member]
Long-lived assets, by geographic region	$ 1,626,857	$ 526,116